UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                              ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York   05/13/08
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

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $311,085
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    3              28-2854              James Morgan Rutman
   ---            -----------        ----------------------------

Harvest Management, L.L.C., an institutional investment manager that acts as investment manager to a number of accounts that directly own the securities reported in this Form 13F-HR, shares investment discretion with, and is reporting on behalf of, Mr. Rutman, Mr. Bohrer and Ms. Gochberg Kellner, each of whom are filing simultaneously on Form 13F-NT.

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

                                                                        FORM 13F INFORMATION TABLE
                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED     NONE
99 CENTS ONLY STORES             COM               65440K106    2,670    270,000             OTHER     1 2 3           270,000
ABAXIS INC                       COM               002567105    1,159     50,000             OTHER     1 2 3            50,000
ACTIVISION INC NEW               COM NEW           004930202    9,559    350,000             OTHER     1 2 3           350,000
AEROPOSTALE                      COM               007865108    7,320    270,000             OTHER     1 2 3           270,000
ALLIANCE DATA SYSTEMS CORP       COM               018581108      470      9,889             OTHER     1 2 3             9,889
AMERICAN FINL RLTY TR            COM               02607P305      108     13,545             OTHER     1 2 3            13,545
AMTRUST FINANCIAL SERVICES I     COM               032359309      648     40,000             OTHER     1 2 3            40,000
ART TECHNOLOGY GROUP INC         COM               04289L107    1,645    424,000             OTHER     1 2 3           424,000
BARE ESCENTUALS INC              COM               067511105    3,513    150,000             OTHER     1 2 3           150,000
BCE INC                          COM NEW           05534B760    3,056     90,257             OTHER     1 2 3            90,257
BEA SYS INC                      COM               073325102    6,193    323,382             OTHER     1 2 3           323,382
BHP BILLITON LTD                 SPONSORED ADR     088606108      718     10,896             OTHER     1 2 3            10,896
CELGENE CORP                     COM               151020104    2,706     44,155             OTHER     1 2 3            44,155
CELL THERAPEUTICS INC            WARRANTS          150990596        0    200,295             OTHER     1 2 3           200,295
CELL THERAPEUTICS INC            NOTE 4.000% 7/0   150934AF4      456    953,000  PRN        OTHER     1 2 3           953,000
CHART INDS INC                   COM PAR $0.01     16115Q308    1,540     45,500             OTHER     1 2 3            45,500
CHOICEPOINT INC                  COM               170388102    2,380     50,000             OTHER     1 2 3            50,000
CLEAR CHANNEL COMMUNICATIONS     COM               184502102      731     25,000       PUT   OTHER     1 2 3            25,000
CLEAR CHANNEL COMMUNICATIONS     COM               184502102    3,661    125,300             OTHER     1 2 3           125,300
COACH INC                        COM               189754104    2,111     70,000             OTHER     1 2 3            70,000
COLUMBIA LABS INC                WARRANTS          197779101        0    203,129             OTHER     1 2 3           203,129
CSK AUTO CORP                    COM               125965103    1,869    200,800             OTHER     1 2 3           200,800
DEUTSCHE TELEKOM AG              SPONSORED ADR     251566105      835     50,352             OTHER     1 2 3            50,352
DG FASTCHANNEL INC               COM               23326R109    1,918    100,000             OTHER     1 2 3           100,000
DOLLAR TREE INC                  COM               256746108    3,863    140,000             OTHER     1 2 3           140,000
DONNELLEY R R & SONS COM         COM               257867101    1,669     55,054             OTHER     1 2 3            55,054
EL PASO CORP                     COM               28336L109    1,695    101,885             OTHER     1 2 3           101,885
ENERGY XXI (BERMUDA) LTD         COM SHS           G10082108      390    100,000             OTHER     1 2 3           100,000
GOODYEAR TIRE & RUBR CO          COM               382550101    7,224    280,000             OTHER     1 2 3           280,000
GRANT PRIDECO INC                COM               38821G101   17,604    357,662             OTHER     1 2 3           357,662
HEWLETT PACKARD CO               COM               428236103    6,849    150,000             OTHER     1 2 3           150,000
HOME DEPOT INC                   COM               437076102    2,937    105,000             OTHER     1 2 3           105,000
HUNTSMAN CORP                    COM               447011107      824     35,000             OTHER     1 2 3            35,000
I-MANY INC                       WARRANTS          449993054       14     49,673             OTHER     1 2 3            49,673
INPLAY TECHNOLOGIES INC          WARRANTS          45773L103        0     25,485             OTHER     1 2 3            25,485
INVERNESS MED INNOVATIONS IN     COM               46126P106    1,505     50,000       PUT   OTHER     1 2 3            50,000
JAKKS PAC INC                    COM               47012E106    2,757    100,000             OTHER     1 2 3           100,000
JPMORGAN CHASE & CO              COM               46625H100    3,210     74,734             OTHER     1 2 3            74,734
KANSAS CITY SOUTHERN             COM NEW           485170302      401     10,000             OTHER     1 2 3            10,000
KROGER CO                        COM               501044101    2,570    101,200             OTHER     1 2 3           101,200
LIBERTY MEDIA CORP NEW           DEB 0.75% 3/3     530718AF2    6,965  7,000,000  PRN        OTHER     1 2 3         7,000,000
LIGAND PHARMACEUTICALS INC       CL B              53220K207    2,403    600,735             OTHER     1 2 3           600,735
MATRIA HEALTHCARE INC            COM NEW           576817209    3,229    144,800             OTHER     1 2 3           144,800
MEMC ELECTR MATERIALS INC        COM               552715104    1,773     25,000             OTHER     1 2 3            25,000
MICROTUNE INC DEL                COM               59514P109      335     91,500             OTHER     1 2 3            91,500
MPC CORPORATION                  COM               553166109       35    100,000             OTHER     1 2 3           100,000
NABI BIOPHARMACEUTICALS          COM               629519109    4,787  1,190,765             OTHER     1 2 3         1,190,765
NAVTEQ CORP                      COM               63936L100    1,700     25,000       PUT   OTHER     1 2 3            25,000
NAVTEQ CORP                      COM               63936L100    9,990    146,919             OTHER     1 2 3           146,919
NIKE INC                         CL B              654106103    3,400     50,000             OTHER     1 2 3            50,000
NYMEX HOLDINGS INC               COM               62948N104      680      7,500             OTHER     1 2 3             7,500
PALM HARBOR HOMES                NOTE 3.250% 5/1   696639AB9      440    850,000  PRN        OTHER     1 2 3           850,000
PHILLIPS VAN HEUSEN CORP         COM               718592108    1,706     45,000             OTHER     1 2 3            45,000
PROGRESS ENERGY INC              CVO               743263AA3       24     67,244             OTHER     1 2 3            67,244
PROTALIX BIOTHERAPEUTICS INC     COM               74365A101       73     27,761             OTHER     1 2 3            27,761
QUANTA SVCS INC                  COM               74762E102    4,982    215,000             OTHER     1 2 3           215,000
QWEST COMMUNICATIONS INTL IN     COM               749121109      341     75,362             OTHER     1 2 3            75,362
RETAIL VENTURES INC              COM               76128Y102    2,425    500,000             OTHER     1 2 3           500,000
RIO TINTO PLC                    SPONSORED ADR     767204100    1,039      2,523             OTHER     1 2 3             2,523
ROSS STORES INC                  COM               778296103    8,688    290,000             OTHER     1 2 3           290,000
SAPIENT CORP                     COM               803062108    1,670    240,000             OTHER     1 2 3           240,000
SLM CORP                         COM               78442P106      537     35,000             OTHER     1 2 3            35,000
TAKE-TWO INTERACTIVE SOFTWAR     COM               874054109   45,436  1,780,400             OTHER     1 2 3         1,780,400
TELETECH HOLDINGS INC            COM               879939106    2,695    120,000             OTHER     1 2 3           120,000
TERADYNE INC                     COM               880770102    1,657    133,398             OTHER     1 2 3           133,398
TRANE INC                        COM               892893108   40,484    882,000             OTHER     1 2 3           882,000
URBAN OUTFITTERS INC             COM               917047102    1,568     50,000             OTHER     1 2 3            50,000
WACHOVIA CORP NEW                COM               929903102    1,350     50,000       PUT   OTHER     1 2 3            50,000
WAL MART STORES INC              COM               931142103   24,760    470,000             OTHER     1 2 3           470,000
XM SATELLITE RADIO HLDGS INC     CL A              983759101      232     20,000             OTHER     1 2 3            20,000
YAHOO INC                        COM               984332106   26,905    930,000             OTHER     1 2 3           930,000
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